UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SQ Advisors, LLC
Address: 1400 Gulf Shore Boulevard North
         Suite 184
         Naples, FL  34102

13F File Number:  028-14805

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mary C. Johnston
Title:     Chief Compliance Officer
Phone:     (239) 213-9399

Signature, Place, and Date of Signing:

 /s/   Mary C. Johnston     Naples, FL     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $1,585,747 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3282       21 SH       SOLE                       21        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702   164989  1583384 SH       SOLE                  1583384        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    88711  2430551 SH       SOLE                  2430551        0        0
CENOVUS ENERGY INC             COM              15135U109    85683  2765467 SH       SOLE                  2765467        0        0
CROWN HOLDINGS INC             COM              228368106   107624  2586486 SH       SOLE                  2586486        0        0
DIRECTV                        COM              25490A309   162176  2865413 SH       SOLE                  2865413        0        0
FISERV INC                     COM              337738108    98412  1120216 SH       SOLE                  1120216        0        0
LOWES COS INC                  COM              548661107    69949  1844639 SH       SOLE                  1844639        0        0
MOODYS CORP                    COM              615369105   107844  2022576 SH       SOLE                  2022576        0        0
ORACLE CORP                    COM              68389X105   162304  5019659 SH       SOLE                  5019659        0        0
SCHWAB CHARLES CORP NEW        COM              808513105   129169  7301813 SH       SOLE                  7301813        0        0
TE CONNECTIVITY LTD            REG SHS          H84989104   146412  3491828 SH       SOLE                  3491828        0        0
US BANCORP DEL                 COM NEW          902973304      475    14000 SH       SOLE                    14000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   125905  1678038 SH       SOLE                  1678038        0        0
WELLS FARGO & CO NEW           COM              949746101   132812  3590497 SH       SOLE                  3590497        0        0